Employee Benefit Plans	3 Months Ended
Mar. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

NOTE 9 — EMPLOYEE BENEFIT PLANS

Defined Benefit Pension Plans

The following are the components of net periodic pension expense (in millions):

	Three Months Ended March 31,
	2014	2013
Service cost	$0.2	$0.2
Interest cost	3.3	3.0
Expected return on plan assets	(3.8)	(4.0)
Amortization of prior service costs and unrecognized loss	—	0.9

	$(0.3)	$0.1

Other Post-retirement Benefits

The following are the components of net periodic other post-retirement expense (in millions):

	Three Months Ended March 31,
	2014	2013
Service cost	$0.1	$0.1
Interest cost	0.2	0.1
Amortization of prior service costs and unrecognized loss	—	0.1

	$0.3	$0.3